UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                                    811-21396
                        ---------------------------------
                       Investment Company Act file number

                   Excelsior Absolute Return Fund of Funds, LLC
                -------------------------------------------------
               (Exact name of registrant as specified in charter)

                               225 High Ridge Road
                               Stamford, CT 06905
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                     U.S. Trust Hedge Fund Management, Inc.
                              225 High Ridge Road
                               Stamford, CT 06905
                     --------------------------------------
                     (Name and address of agent for Service)

Registrant's telephone number, including area code: (203) 352-4497
                                                    --------------
Date of fiscal year end: March 31
                        ----------
Date of reporting period: September 30, 2004
                         -------------------

ITEM  1.  REPORTS TO STOCKHOLDERS.
----------------------------------

EXCELSIOR ABSOLUTE RETURN FUND OF FUNDS, LLC
Financial Statements
(Unaudited)
Period from April 1, 2004 to September 30, 2004

                 Excelsior Absolute Return Fund of Funds, LLC
                              Financial Statements
                                   (Unaudited)






                Period from April 1, 2004 to September 30, 2004







                                    Contents

Statement of Assets, Liabilities and Members' Equity - Net Assets.......  1

Statement of Operations.................................................  2

Statement of Changes in Members' Equity - Net Assets....................  3

Statement of Cash Flows.................................................  4

Notes to Financial Statements...........................................  5

                                    Excelsior Absolute Return Fund of Funds, LLC
   Statement of Assets, Liabilities and Members' Equity - Net Assets (Unaudited)
--------------------------------------------------------------------------------
                                                              September 30, 2004
--------------------------------------------------------------------------------

ASSETS

Investment in Excelsior Absolute Return Fund of Funds
     Master  Fund, LLC at fair value (cost $170,160,696)            $173,844,965
Cash and cash equivalents                                                103,421
Advance investment in Excelsior Absolute Return Fund
     of Funds Master Fund, LLC                                        19,205,000
Other assets                                                                  83
--------------------------------------------------------------------------------

Total Assets                                                         193,153,469
--------------------------------------------------------------------------------

LIABILITIES

Members' interests received in advance                                19,205,000
Advisor management fee payable                                           215,480
Due to investment advisor                                                 35,419
Board of managers' fee payable                                             7,500
Professional fees payable                                                 50,808
Administration fees payable                                               13,303
--------------------------------------------------------------------------------

Total Liabilities                                                     19,527,510
--------------------------------------------------------------------------------

Net Assets                                                          $173,625,959
--------------------------------------------------------------------------------

MEMBERS' EQUITY - NET ASSETS

Represented by:
  Capital subscriptions - net                                      $ 168,815,308
  Net unrealized appreciation on investments                           4,810,651
--------------------------------------------------------------------------------

Members' Equity - Net Assets                                        $173,625,959
--------------------------------------------------------------------------------







 The accompanying notes and attached financial statement of Excelsior Absolute Return Fund of Funds Master Fund, LLC are an integral part of these financial statements.

                                    Excelsior Absolute Return Fund of Funds, LLC
                                             Statement of Operations (Unaudited)
--------------------------------------------------------------------------------
                                 Period from April 1, 2004 to September 30, 2004
--------------------------------------------------------------------------------

Net investment LOSS allocated from Excelsior Absolute Return
     Fund of Funds Master Fund, LLC:

     Interest                                                       $     5,143
     Expenses                                                          (797,545)
--------------------------------------------------------------------------------

          Net investment loss allocated from Excelsior
             Absolute Return Fund of Funds Master Fund, LLC            (792,402)
--------------------------------------------------------------------------------

Fund Income:

     Interest Income                                                        559
--------------------------------------------------------------------------------

          Total Income                                                      559
--------------------------------------------------------------------------------

Fund Expenses:

     Advisor management fees                                            363,749
     Professional fees                                                   60,000
     Administration fees                                                 67,284
     Board of Managers' fees                                             19,500
     Other                                                               11,910
--------------------------------------------------------------------------------

          Total Expenses                                                522,443
--------------------------------------------------------------------------------

     Expenses reimbursed to the Advisor                                 108,530
--------------------------------------------------------------------------------

          Net Expenses                                                  630,973
--------------------------------------------------------------------------------

          Net Investment Loss                                        (1,422,816)
--------------------------------------------------------------------------------

Realized and unrealized gain on investments allocated from Excelsior Absolute Return Fund of Funds Master Fund, LLC:

Net realized gain on investments                                         26,953
Net unrealized appreciation on investments                            1,029,610
--------------------------------------------------------------------------------

Net Realized and Unrealized Gain on Investments                       1,056,563
--------------------------------------------------------------------------------

DECREASE IN MEMBERS' EQUITY - NET ASSETS DERIVED FROM OPERATIONS    $  (366,253)
--------------------------------------------------------------------------------

 The accompanying notes and attached financial statement of Excelsior Absolute Return Fund of Funds Master Fund, LLC are an integral part of these financial statements.

                                    Excelsior Absolute Return Fund of Funds, LLC
                Statement of Changes in Members' Equity - Net Assets (Unaudited)
--------------------------------------------------------------------------------
                                                                  Period from
                                                                December 1, 2003
                                              Period from       (Commencement of
                                            April 1, 2004 to     Operations) to
                                           September 30, 2004    March 31, 2004
--------------------------------------------------------------------------------

OPERATIONS

Net investment loss                           $ (1,422,816)       $   (411,712)
Net realized gain on investments                    26,953               8,109
Net unrealized appreciation on investments       1,029,610           3,781,041
--------------------------------------------------------------------------------

(Decrease)/ Increase in Members' Equity -
   Net Assets Derived from Operations             (366,253)          3,377,438
--------------------------------------------------------------------------------

CAPITAL TRANSACTIONS

Members' subscriptions                          94,427,000          76,279,718
Members' interests repurchased                           -                   -
Offering costs                                     (27,037)            (64,907)
--------------------------------------------------------------------------------

Increase in Members' Equity - Net Assets
     Derived From Capital Transactions          94,399,963          76,214,811
--------------------------------------------------------------------------------

Net Increase in Members' Equity - Net Assets    94,033,710          79,592,249

MEMBERS' EQUITY - NET ASSETS AT
     BEGINNING OF PERIOD                        79,592,249                   -
--------------------------------------------------------------------------------

MEMBERS' EQUITY - NET ASSETS AT
     END OF PERIOD                            $173,625,959        $ 79,592,249
--------------------------------------------------------------------------------












 The accompanying notes and attached financial statement of Excelsior Absolute Return Fund of Funds Master Fund, LLC are an integral part of these financial statements.

                                    Excelsior Absolute Return Fund of Funds, LLC
                                             Statement of Cash Flows (Unaudited)
--------------------------------------------------------------------------------
                                 Period from April 1, 2004 to September 30, 2004
--------------------------------------------------------------------------------

CASH FLOWS FROM OPERATING ACTIVITIES

Net decrease in members' equity - net assets derived
   from operations                                                $    (366,253)
Adjustments to reconcile net decrease in members'
   equity - net assets derived from operations to net
   cash used in operating activities:
      Net unrealized appreciation on investment allocated from
       Excelsior Absolute Return Fund of Funds Master Fund, LLC      (1,029,610)
      Net realized gain on investment allocated from Excelsior
        Absolute Return Fund of Funds Master Fund, LLC                  (26,953)
      Net investment loss allocated from Excelsior Absolute
        Return Fund of Funds Master Fund, LLC                           792,402
      Purchases of investment in Excelsior Absolute Return Fund
         of Funds Master Fund, LLC                                  (93,904,553)
      Decrease in advance investment in Excelsior Absolute
        Return Fund of Funds Master Fund, LLC                        19,790,000
      Decrease in due from Advisor                                       52,089
      Increase in other assets                                              (82)
      Increase in Advisor management fee payable                        117,691
      Increase in due to Investment Advisor                              35,419
      Increase in Board of Managers' fee payable                          7,500
      Decrease in administration fees payable                            (6,000)
      Increase in professional fees payable                              30,808
--------------------------------------------------------------------------------

Net Cash Used in Operating Activities                               (74,507,542)
--------------------------------------------------------------------------------

CASH FLOWS FROM FINANCING ACTIVITIES

Proceeds from member subscriptions                                   74,637,000
Offering costs paid                                                     (27,037)
--------------------------------------------------------------------------------

Net Cash Provided by Financing Activities                            74,609,963
--------------------------------------------------------------------------------

Net increase in cash and cash equivalents                               102,421
Cash and cash equivalents at beginning of period                          1,000
--------------------------------------------------------------------------------

Cash and Cash Equivalents at End of Period                        $     103,421
--------------------------------------------------------------------------------



 The accompanying notes and attached financial statement of Excelsior Absolute Return Fund of Funds Master Fund, LLC are an integral part of these financial statements.

                                    Excelsior Absolute Return Fund of Funds, LLC
                                       Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------
                                                              September 30, 2004
--------------------------------------------------------------------------------

1. Organization

Excelsior Absolute Return Fund of Funds, LLC (the "Fund") was organized as a limited liability company under the laws of Delaware on June 17, 2003, and commenced operations on December 1, 2003. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, management investment company. The Fund's investment objective is to provide long-term, risk-adjusted absolute returns in a variety of capital market conditions. The Fund pursues its investment objective by investing substantially all of its assets in Excelsior Absolute Return Fund of Funds Master Fund, LLC, (the "Company"), a closed-end, non-diversified, management investment company which has the same investment objective as the Fund. The Company seeks to achieve its investment objective by investing its assets primarily in private investment limited partnerships or limited liability companies and other similar investment vehicles (collectively, "Investment Funds") that are managed by investment managers utilizing a broad range of alternative investment strategies.

The financial statements of the Company, including the Schedule of Investments, are attached to this report and should be read with the Fund's financial statements. The percentage of the Company's members' equity owned by the Fund at September 30, 2004 was 88.10%.

U.S. Trust Hedge Fund Management, Inc. serves as the investment advisor of the Company (the "Advisor"). The Advisor is a wholly-owned subsidiary of U.S. Trust Corporation, and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The Advisor provides various management and administrative services to the Company and the Fund.

The Fund's Board of Managers (the "Managers") has overall responsibility to manage and supervise the operations of the Fund and the Company, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund's business.

Initial and additional subscriptions for investment interests by eligible investors may be accepted as of the first day of each calendar quarter, or at such times as the Managers may determine. The Managers reserve the right to reject any application for interests in the Fund. The Fund may, from time to time, offer to repurchase interests from members pursuant to written tenders by members. These repurchases will be made at such times and on such terms as may be determined by the Managers, in their sole discretion, subject to the liquidity of the Company's assets and other factors considered by the Manager.

                                    Excelsior Absolute Return Fund of Funds, LLC
                             Notes to Financial Statements (Unaudited) continued
--------------------------------------------------------------------------------
                                                              September 30, 2004
--------------------------------------------------------------------------------

1. Organization (continued)

The Advisor expects that, generally, it will recommend to the Managers that the Fund offer to repurchase interests from members as of December 31, 2004 and, thereafter, twice in each year, at June 30th and December 31st. Members can only transfer or assign their Fund interests under certain limited circumstances, or with the written consent of the Managers, which may be withheld in their sole discretion.

2. Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Management believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

a. Portfolio Valuation

The net asset value of the Fund is determined by, or at the direction of, the Advisor as of the close of business at the end of any fiscal period (as defined in the Fund's Limited Liability Company Agreement), in accordance with the valuation principles set forth below, or as may be determined from time to time pursuant to policies established by the Managers.

The Fund records its investment in the Company at fair value and is represented by the Fund's proportionate interest in the Company's members' equity - net assets at September 30, 2004. Valuation of investments held by the Company is discussed in the notes to the Company's financial statements attached to this report.

The net unrealized appreciation on investments, which is included in the components of Members' Equity - Net Assets on the Statement of Assets, Liabilities and Members' Equity - Net Assets, reflects the Fund's allocated share of the Company's net unrealized gain on investments. However, the total unrealized gain on the Fund's investment in the Company includes cumulative allocated net investment loss and net realized gain, which both are included in Capital Subscriptions - Net.

Advance investment in Excelsior Absolute Return Fund of Funds Master Fund, LLC of $19,205,000 represents amounts transferred to the Company prior to or as of September 30, 2004 relating to investments to be made effective October 1, 2004 pursuant to the Company's limited liability agreement.

Distributions received from the Company, whether in the form of cash or securities, are applied first as a reduction of the investment's cost and, if any, any excess as a realized gain from investments.

                                    Excelsior Absolute Return Fund of Funds, LLC
                             Notes to Financial Statements (Unaudited) continued
--------------------------------------------------------------------------------
                                                              September 30, 2004
--------------------------------------------------------------------------------

2. Significant Accounting Policies (continued)

b. Company Expenses

The Fund bears its own expenses and, indirectly, bears a pro rata portion of the Company's expenses, including, but not limited to: fees paid directly or indirectly to the investment managers of the Investment Funds, all costs and expenses directly related to portfolio transactions and positions for the Company's account; certain legal fees; accounting and auditing fees; custodial and escrow fees; fees paid to the Fund's administrator; costs of insurance; the advisory management fee; travel and related expenses of Managers; all costs with respect to communications regarding the Fund's transactions among the Advisor and any custodian or other agent engaged by the Fund; and other types of expenses approved by the Managers.

The Advisor and the Fund have entered into an expense limitation and reimbursement agreement (the "Expense Limitation Agreement"), under which the Advisor has agreed to waive its fees, or to pay or absorb the ordinary operating expenses of the Fund, to the extent necessary to limit the ordinary operating expenses of the Fund, including organizational and offering costs and the proportionate share of the Company's expenses to 2% per annum of the Fund's average monthly net assets. In consideration of the Advisor's agreement to limit the Fund's expenses, the Fund will carry forward the amount of expenses waived, paid or absorbed by the Advisor in excess of the Expense Limitation for a period not to exceed three years from the end of the fiscal year in which they were incurred, and will reimburse the Advisor for such amounts. Reimbursement will be made as promptly as possible, but only to the extent it does not cause the Fund's ordinary operating expenses to exceed the Expense Limitation.

As of September 30, 2004, the Advisor has paid $375,998 of reimbursable expenses and costs of the Fund per the Expense Limitation Agreement. Of this amount, the Fund is able to reimburse $35,419 at September 30, 2004 of which is reflected as Due to Advisor on the Statement of Assets, Liabilities, and Members' Equity- Net Assets. The Fund will carry forward the remaining $340,579 of reimbursable expenses paid by the Advisor and reimburse the Advisor as promptly as possible pursuant to the Expense Limitation Agreement. The reimbursement of these expenses is reasonably possible, but is dependent on future levels of members' equity - net assets and expenses of the Fund.

c.  Income Taxes

As a limited liability company, no provision for the payment of Federal, state or local income taxes has been provided by the Fund. Each member is individually required to report on its own tax return its share of the Fund's taxable income or loss. The Fund has a tax year end of December 31.

                                    Excelsior Absolute Return Fund of Funds, LLC
                             Notes to Financial Statements (Unaudited) continued
--------------------------------------------------------------------------------
                                                              September 30, 2004
--------------------------------------------------------------------------------

2. Significant Accounting Policies (continued)

c. Income Taxes (continued)

For the period from April 1, 2004 to September 30, 2004, the Fund reclassified $1,449,853 and $26,953 from accumulated net investment loss and realized loss from investments to capital subscriptions - net. This reclassification was a result of permanent book-to-tax differences to reflect, as an adjustment to net capital subscribed, the amounts of taxable income or loss that have been allocated to the Fund's members and had no effect on net assets.

Net investment income or loss and net realized and unrealized gain or loss from investments of the Fund for each fiscal period are allocated among, and credited to or debited against, the capital accounts of all members as of the last day of the fiscal period in accordance with each member's respective investment percentages for the fiscal period, as defined in the Fund's Limited Liability Company Agreement.

d. Other

Cash and cash equivalents consist of monies invested in a PFPC interest-bearing account. Interest income is recorded on the accrual basis.

The Fund records its proportionate share of the Company's investment income, expenses and realized and unrealized gain and losses.

3. Management Fee, Related Party Transactions and Other

As of September 30, 2004, the Fund's employees and affiliates have a combined interest of approximately 1.43% of the Fund's members' equity. As of September 30, 2004, three members own a combined interest of approximately 19.47% of the Fund's members' equity - net assets.

The Advisor provides certain investment advisory services and incurs travel and other expenses related to the selection and monitoring of investment managers for the Company's Investment Funds. Further, the Advisor provides certain management and administrative services to the Fund including providing office space and other support services, maintaining files and records, and preparing and filing various regulatory materials. In consideration for such services, the Fund pays the Advisor a quarterly management fee at an annual rate of 0.5% of the Fund's net assets on the first business day of each quarter after adjustments for any subscriptions effective on that date. For the period from April 1, 2004 to September 30, 2004, the management fee was $363,749, of which $215,480 was payable as of September 30, 2004.

                                    Excelsior Absolute Return Fund of Funds, LLC
                             Notes to Financial Statements (Unaudited) continued
--------------------------------------------------------------------------------
                                                              September 30, 2004
--------------------------------------------------------------------------------

3. Management Fee, Related Party Transactions and Other (continued)

Each Manager, who is not an "interested person" of the Fund, as defined by the 1940 Act, receives an annual retainer of $5,000 ($2,500 for the initial period) plus a fee for each meeting attended. Any Manager who is an "interested person" does not receive any annual or other fee from the Fund. All Managers are reimbursed by the Fund for all reasonable out-of-pocket expenses. The Fund incurred $19,500 of such expense for the period from April 1, 2004 to September 30, 2004.

4. Financial Highlights

The following represents the ratios to average members' equity - net assets, total return and other supplemental information for the periods indicated:

                                                   For the           For the
                                                    period            period
                                                   April 1,         December 1,
                                                    2004-            2003 * -
                                                  September          March 31,
                                                  30, 2004             2004
                                                --------------------------------
Net assets, end of period                       $ 173,625,959      $ 79,592,249
Ratio of net investment loss to average
    members' equity - net assets (a) (c)            (1.05)%           (0.60)%

Ratio of total expenses to average
    members' equity - net assets (a) (c) (d)          0.97%             1.25%

Ratio of net expenses to average members'
    equity-net assets (a) (c)                         1.05%             0.59%
Total return (a) (b)                                (0.53)%             4.85%


*     Commencement of operations.
(a)   The ratios and total return are not annualized for the periods.
(b) Total return assumes a purchase of an interest in the Company on the first day and a sale of interest on the last day of the period.
(c) The ratio reflects the income and expenses assuming inclusion of the Fund's proportionate share of income and expenses of the Company.
(d) The ratio reflects total expenses before the impact of the expense limitation and reimbursement agreement with the Advisor.




                                    Excelsior Absolute Return Fund of Funds, LLC
                             Notes to Financial Statements (Unaudited) continued
--------------------------------------------------------------------------------
                                                              September 30, 2004
--------------------------------------------------------------------------------

5. Financial Instruments with Off-Balance Sheet Risk

In the normal course of business, the Investment Funds in which the Company invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These may include, but are not limited to, short selling activities, writing option contracts, contracts for differences and equity swaps. However, as a result of the investments by the Company as a limited partner or member, the Company's liability with respect to its investments in the Investment Funds is limited to the net asset value of its interest in each Investment Fund.

6. Subsequent Events

As of September 30, 2004, the Fund received subscriptions from members in the amount of $19,205,000, which is reflected as member interests received in advance on the Statement of Assets, Liabilities, and Members' Equity - Net Assets. These subscriptions will become interests in the Fund effective October 1, 2004. The Fund also invested $19,205,000 in the Company as of October 1, 2004.

The Fund's Boards of Managers and Audit Committee, on October 28, 2004, terminated Ernst & Young, LLP ("E&Y") as the Funds' independent registered public accounting firm as a result of concerns regarding their independence at the time of the issuance of their report on the Fund's March 31, 2004 financial statements. These concerns are the result of certain real estate consulting services performed by E&Y on a contingent fee basis for Charles Schwab & Co., Inc., which is an affiliate of the Investment Adviser. During the period in which E&Y served as independent registered public accounting firm for the Fund, there was no disagreement between E&Y and the Fund on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures. The Fund has no reason to believe that the Fund's March 31, 2004 financial statements were not prepared in accordance with generally accepted accounting principles or that such financial statements do not fairly present, in all material respects, the financial condition of the Fund as of that date.

The Board and the Audit Committee engaged Deloitte & Touche LLP ("D&T") as the Fund's independent registered public accounting firm and D&T will perform a re-audit of the Fund's March 31, 2004 financial statements.

7. Guarantees

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund, and therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.


                                    Excelsior Absolute Return Fund of Funds, LLC
                             Notes to Financial Statements (Unaudited) continued
--------------------------------------------------------------------------------
                                                              September 30, 2004
--------------------------------------------------------------------------------

8.     Fund Management

Information pertaining to the Board of Managers and officers of the Fund is set forth below:


                                                                                                                         Number of
                                                                                                                       Portfolios in
                            Position(s)     Term of Office                                                             Fund Complex
                           Held with the    and Length of                                                             Overseen by
Name, Address and Age         Company        Time Served       Principal Occupation During Past Five Years                Manager
------------------------------------------------------------------------------------------------------------------------------------
                                                  Disinterested Managers

Virginia G. Bonker         Manager          Term - Indefinite;  Partner, Blue Rock (8/95 to present; Also a manager          3
230 Lackwanna Dr.                           Length - since      of Excelsior Buyout Investors LLC and Excelsior
Andover, NJ 07821                           June 2003           Absolute Return Fund of Funds Master Fund LLC.
Age 39

Jonathan B. Bulkeley       Manager          Term - Indefinite;  Non-Executive Chairman of ZXL, PLC ( 2/98 to present);       3
1133 5th Ave., Apt. 3                       Length - since      Chairman and CEO, Lifeminders (2/01 to 10/01); CEO,
New York, NY  10128                         June 2003           barnesandnoble.com (12/98 to 1/00); Managing Director
Age 43                                                          and V.P., AOL (3/93 to 12/98). Also a manager of
                                                                Excelsior Buyout Investors LLC and Excelsior Absolute
                                                                Return Fund of Funds Master Fund LLC.
Thomas F. McDevitt         Manager          Term - Indefinite;  Managing Partner, Edgewood Capital Partners (5/02 to         3
1055 Summer St.                             Length - since      present); Managing Director, Societe Generale (6/98 to
Stamford, CT  06905                         June 2003           3/02); Founder and Partner, Meenan, McDevitt & Co.
Age 47                                                          (5/91 to 5/98).  Also a manager of Excelsior Buyout
                                                                Investors LLC and Excelsior Absolute Return Fund of
                                                                Funds Master Fund LLC.

                                                  Interested Manager
Douglas Lindgren*          Manager and      Term - Indefinite;  Chair of U.S. Trust's Alternative Investments                 7
U.S. Trust Company         Chairman         Length - since      Division, Managing Director and Senior V.P. of
225 High Ridge Road                         July 2003           U.S. Trust (4/95 to present).  Also a manager of
Stamford, CT  06905                                             Excelsior Buyout Investors LLC and Excelsior
Age 44                                                          Absolute Return Fund of Funds Master Fund LLC.


 * Manager is an "interested person" (as defined by the 1940 Act) of the Fund because of his affiliation with the Advisor and its affiliates.

                                    Excelsior Absolute Return Fund of Funds, LLC
                             Notes to Financial Statements (Unaudited) continued
--------------------------------------------------------------------------------
                                                              September 30, 2004
--------------------------------------------------------------------------------

8.     Fund Management (Continued)

                                                                                                                         Number of
                                                                                                                       Portfolios in
                            Position(s)     Term of Office                                                             Fund Complex
                           Held with the    and Length of                                                             Overseen by
Name, Address and Age         Company        Time Served       Principal Occupation During Past Five Years                Manager
------------------------------------------------------------------------------------------------------------------------------------
                                          Officers who are not Managers
Spencer Boggess            Chief Executive  Term - Indefinite;  Chief Executive Officer of U.S. Trust Hedge Fund             N/A
U.S. Trust Company         Officer          Length - since      Management, Inc. (7/04 to present); Portfolio
225 High Ridge Road                         July 2004           manager of Excelsior Directional Hedge Fund of
Stamford, CT 06905                                              Funds, LLC (7/03 to present); Senior V.P. and Co-
Age 37                                                          Director of Research of CTC Consulting, Inc. (10/00
                                                                to 6/03); Principal of Winston Partners (9/96 to
                                                                9/00).

Robert F. Aufenanger       Chief Financial  Term - Indefinite;  Chief Financial Officer of U.S. Trust's Alternative          N/A
U.S. Trust Company         Officer and      Length - since      Investments Division and Senior V.P. of U.S. Trust
225 High Ridge Road        Treasure         July 2003           (4/03 to present); Independent consultant to private
Stamford, CT  06905                                             equity funds (1/02 to 3/03); Chief Financial Officer,
Age 51                                                          Icon Holding Corp. (12/99 to 12/01); Chief Financial
                                                                Officer, Partnership Group, Merrill Lynch & Co., Inc.
                                                                (6/85 to 10/99).

Lee Gardella               Vice President   Term - Indefinite;  Senior Vice President and Vice President in U.S.             N/A
U.S. Trust Company                          Length - since      Trust's Alternative Investments Division (9/97 to
225 High Ridge Road                         Jund 2003           present); Vice President of Excelsior Private
Stamford, CT  06905                                             Equity Fund II, Inc. (10/97 to present) and Excelsior
Age 37                                                          Venture Partners III, LLC (5/00 to present).

Cynthia Englert            Secretary        Term - Indefinite;  V.P. of U.S. Trust (8/01 to present); Controller,             N/A
U.S. Trust Company                          Length - since      Whitney & Company (5/99 to 8/01); Financial analyst,
225 High Ridge Road                         June 2003           Greenwich Capital Markets (7/93 to 3/99).
Stamford, CT  06905
Age 40


All officers of the Fund are employees and/or officers of the Investment
Advisor.

The SAI (or Statement of Additional Information) includes additional information about the managers of the Fund and is available upon request.

EXCELSIOR ABSOLUTE RETURN FUND OF FUNDS MASTER FUND, LLC
Financial Statements
(Unaudited)
Period from April 1, 2004 to September 30, 2004

            Excelsior Absolute Return Fund of Funds Master Fund, LLC
                              Financial Statements
                                   (Unaudited)





               Period from April 1, 2004 to September 30, 2004







                                    Contents

Statement of Assets, Liabilities and Members' Equity - Net Assets........ 1

Schedule of Investments.................................................. 2

Statement of Operations.................................................. 3

Statement of Changes in Members' Equity - Net Assets..................... 4

Statement of Cash Flows.................................................. 5

Notes to Financial Statements............................................ 6

                        Excelsior Absolute Return Fund of Funds Master Fund, LLC Statement of Assets, Liabilities and Members' Equity - Net Assets (Unaudited)
--------------------------------------------------------------------------------
                                                              September 30, 2004
--------------------------------------------------------------------------------

ASSETS

Investments in investment funds, at fair value
     (cost $189,750,000)                                           $ 194,852,685
Cash and cash equivalents                                              1,420,127
Advance investment in investment funds                                20,000,000
Due from investment funds                                              3,083,504
Other assets                                                                  12
--------------------------------------------------------------------------------

Total Assets                                                         219,356,328
--------------------------------------------------------------------------------

LIABILITIES

  Members' interests received in advance                              21,405,000
  Due to Advisor                                                         551,913
  Professional fees payable                                               50,185
  Administration fees payable                                             12,000
--------------------------------------------------------------------------------

Total Liabilities                                                     22,019,098
--------------------------------------------------------------------------------

Net Assets                                                         $ 197,337,230
--------------------------------------------------------------------------------

MEMBERS' EQUITY - NET ASSETS

Represented by:
  Capital subscriptions - net                                      $ 192,234,545
  Net unrealized appreciation on investments                           5,102,685
--------------------------------------------------------------------------------

Members' Equity - Net Assets                                       $ 197,337,230
--------------------------------------------------------------------------------



  The accompanying notes are an integral part of these financial statements.

                        Excelsior Absolute Return Fund of Funds Master Fund, LLC
                                             Schedule of Investments (Unaudited)
--------------------------------------------------------------------------------
                                                              September 30, 2004
--------------------------------------------------------------------------------

                                                                                      % of    Shares or
                                                                                    Members' % Ownership    First
                                             First                                  Equity        of      Available
                                          Acquisition                  Fair         -  Net    Investment  Redemption
Investment Funds                             Date        Cost *        Value        Assets       Funds      Date **    Liquidity ***
------------------------------------------------------------------------------------------------------------------------------------
Fixed Income
------------
Citadel Wellington Partners, L.P. SE       12/01/2003 $  18,250,000 $ 18,773,165        9.51%     3.79%      N/A         Quarterly
Highbridge Capital Corporatoin - Class A   12/01/2003    11,250,000   11,517,513        5.84%       215      N/A         Quarterly
MKP Opportunity Partners, L.P.             12/01/2003     5,000,000    5,196,475        2.63%     3.08%      N/A          Monthly
MKP Partners, L.P.                         12/01/2003     5,600,000    5,823,549        2.95%     2.65%      N/A         Quarterly
Polygon Global Opportunities Fund, L.P.     8/01/2004     1,900,000    1,897,301        0.96%     1.07%      N/A         Quarterly
Silverback Partners, L.P.                   1/01/2004     6,500,000    6,291,195        3.19%     0.46%   12/31/04       Quarterly
                                                      ---------------------------------------
      Strategy Total                                     48,500,000   49,499,198       25.08%
                                                      ---------------------------------------
Equity
------
Galleon Diversified Fund, Ltd. Class E     12/01/2003    9,600,000     9,369,275        4.75%     9,187      N/A         Quarterly
Copper Beech Partners II, L.P.             12/01/2003    7,850,000     8,675,774        4.40%     1.42%   12/31/04       Quarterly
Heirloom Qualified Partners, L.P.          12/01/2003    7,850,000     7,916,834        4.01%     5.80%   12/31/04       Quarterly
Glenview Capital Partners, L.P.            12/01/2003    7,300,000     7,824,626        3.97%     0.39%   12/31/04       Quarterly
The Mako Europe Fund, L.P.                 12/01/2003    8,500,000     8,511,795        4.31%    15.68%      N/A          Monthly
Cantillon World, L.P.                      12/01/2003    3,050,000     3,601,892        1.83%     0.94%      N/A         Quarterly
Maverick Levered Partners, L.P.             5/01/2004    4,000,000     3,974,183        2.01%     0.92%    5/01/07       Quarterly
Shoshone Partners, L.P.                    12/01/2003    8,000,000     8,520,826        4.32%     4.37%      N/A         Annually
                                                      ---------------------------------------
      Strategy Total                                    56,150,000    58,395,205       29.60%
                                                      ---------------------------------------
Macro/CTA/Short-Term Trading
----------------------------
Sunrise Commodities Select Portfolio-
Davco Fund, L.P.                           12/01/2003    6,450,000     6,068,329        3.08%     2.17%      N/A          Monthly
Catequil Partners, L.P.                    12/01/2003    7,250,000     7,679,236        3.89%     1.77%   12/31/04       Annually
The Capital Fund (Domestic), LLC           12/01/2003    4,750,000     4,743,176        2.40%     5.63%      N/A          Monthly
WoodAllen Global Fund, L.P.                12/01/200.    3,250,000     3,042,718        1.54%     1.94%   12/31/04       Quarterly
Bridgewater Pure Alpha Trading Co. Ltd.-
   Class B                                  2/01/2004    4,400,000     4,560,996        2.31%     4,338      N/A          Monthly
                                                      ---------------------------------------
      Strategy Total                                    26,100,000    26,094,455       13.22%
                                                      ---------------------------------------
Event Driven
------------
Brencourt Arbitrage, L.P.                   4/01/2004    5,000,000     5,014,888        2.54%     0.68%    4/01/05       Quarterly
Castlerigg Partners, L.P.                  12/01/2003   12,500,000    13,187,391        6.68%     2.72%   12/31/04       Quarterly
Canyon Value Realization Fund, L.P.        12/01/2003   12,500,000    13,380,590        6.78%     1.12%   12/31/04       Annually
Empyrean Capital Fund, L.P.                 7/01/2004    4,000,000     4,010,440        2.03%     1.64%    7/01/05       Quarterly
K Capital  II, L.P.                        12/01/2003   14,000,000    14,251,704        7.22%     2.38%   12/31/04       Quarterly
York Capital Management, L.P.               7/01/2004   11,000,000    11,018,815        5.58%     2.62%      N/A         Annually
                                                      ---------------------------------------
      Strategy Total                                    59,000,000    60,863,828       30.83%
                                                      ---------------------------------------

Total Investments in investment funds                 $189,750,000   194,852,685       98.74%
                                                      ============
Other Assets, Less Liabilities                                         2,484,545        1.26%
                                                                    -------------------------
Members' Equity  - Net Assets                                       $197,337,230      100.00%

                                                                    =========================

*      See definition in Note 2a.
**     From original investment date.
***    Available frequency of redemptions after initial lock-up period.
N/A    Initial lock-up period has either expired prior to September 30, 2004 or the Investment Fund did not have an initial lock-up period.

  The accompanying notes are an integral part of these financial statements.

                        Excelsior Absolute Return Fund of Funds Master Fund, LLC
                                             Statement of Operations (Unaudited)
--------------------------------------------------------------------------------
                                 Period from April 1, 2004 to September 30, 2004
--------------------------------------------------------------------------------

INVESTMENT INCOME

Interest                                                             $    5,881
--------------------------------------------------------------------------------

Total Investment Income                                                   5,881
--------------------------------------------------------------------------------

OPERATING EXPENSES

Advisory fee                                                            831,578
Professional fees                                                        60,000
Administration fees                                                      12,000
Other expenses                                                           13,210
--------------------------------------------------------------------------------

Total Operating Expenses                                                916,788
--------------------------------------------------------------------------------

Net Investment Loss                                                    (910,907)
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

Net realized gain from investments in investment funds                   30,595
Net unrealized appreciation on investments in investment funds        1,158,123
--------------------------------------------------------------------------------

Net Realized and Unrealized Gain on Investments                       1,188,718
--------------------------------------------------------------------------------

INCREASE IN MEMBERS' EQUITY - NET ASSETS DERIVED FROM OPERATIONS     $  277,811
--------------------------------------------------------------------------------











  The accompanying notes are an integral part of these financial statements.

                        Excelsior Absolute Return Fund of Funds Master Fund, LLC
                Statement of Changes in Members' Equity - Net Assets (Unaudited)
--------------------------------------------------------------------------------
                                                                  Period from
                                                                December 1, 2003
                                              Period from       (Commencement of
                                            April 1, 2004 to     Operations) to
                                           September 30, 2004    March 31, 2004
--------------------------------------------------------------------------------

OPERATIONS

Net investment loss                            $   (910,907)        $  (388,597)
Net realized gain from investments                        -               8,460
Net unrealized appreciation on investments        1,188,718           3,944,562
--------------------------------------------------------------------------------

Increase in Members' Equity - Net Assets
     Derived from Operations                        277,811           3,564,425
--------------------------------------------------------------------------------

CAPITAL TRANSACTIONS

Members' subscriptions                          114,029,896          79,465,098
Members' interests repurchased                            -                   -
--------------------------------------------------------------------------------

Increase in Members' Equity - Net Assets
     Derived From Capital Transactions          114,029,896          79,465,098
--------------------------------------------------------------------------------

Net Increase in Members' Equity - Net Assets    114,307,707          83,029,523

MEMBERS' EQUITY - NET ASSETS AT
     BEGINNING OF PERIOD                         83,029,523                   -
--------------------------------------------------------------------------------

MEMBERS' EQUITY - NET ASSETS AT
     END OF PERIOD                             $197,337,230         $83,029,523
--------------------------------------------------------------------------------












  The accompanying notes are an integral part of these financial statements.

                        Excelsior Absolute Return Fund of Funds Master Fund, LLC
                                             Statement of Cash Flows (Unaudited)
--------------------------------------------------------------------------------
                                 Period from April 1, 2004 to September 30, 2004
--------------------------------------------------------------------------------

CASH FLOWS FROM OPERATING ACTIVITIES

Net increase in members' equity - net assets derived from
     operations                                                   $     277,811
Adjustments to reconcile net increase in members' equity -
   net assets derived from operations to net cash used in
   operating activities:
      Change in net unrealized appreciation on investments           (1,158,123)
      Net realized gain from investments in investment funds            (30,595)
      Purchases of investment funds                                (114,900,000)
      Proceeds from sale of investment fund                           1,005,551
      Decrease in advance investment in investment funds             33,500,000
      Decrease in other assets                                              258
      Increase in due to Advisor                                        248,677
      Increase in administration fees payable                             6,000
      Decrease in other accrued expenses                                   (110)
      Increase in professional fees payable                              15,185
--------------------------------------------------------------------------------

Net Cash Used in Operating Activities                               (81,035,346)
--------------------------------------------------------------------------------

CASH FLOWS FROM FINANCING ACTIVITIES

Proceeds from member subscriptions                                   81,414,688
Payments for member interests repurchased                                     -
--------------------------------------------------------------------------------

Net Cash Provided by Financing Activities                            81,414,688
--------------------------------------------------------------------------------

Net increase in cash and cash equivalents                               379,342
Cash and cash equivalents at beginning of period                      1,040,785
--------------------------------------------------------------------------------

Cash and Cash Equivalents at End of Period                        $   1,420,127
--------------------------------------------------------------------------------









  The accompanying notes are an integral part of these financial statements.

                        Excelsior Absolute Return Fund of Funds Master Fund, LLC
                                       Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------
                                                              September 30, 2004
--------------------------------------------------------------------------------

1. Organization

Excelsior Absolute Return Fund of Funds Master Fund, LLC (the "Company") was organized as a limited liability company under the laws of Delaware on June 17, 2003, and commenced operations on December 1, 2003. The Company is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified, closed-ended management investment company. The Company's investment objective is to provide long-term, risk-adjusted absolute returns in a variety of capital market conditions. The Company pursues its investment objective by investing its assets primarily in private investment limited partnerships, limited liability companies, joint ventures and other similar investment vehicles (collectively, the "Investment Funds") that are managed by a select group of alternative investment managers ("Investment Managers") that utilize a broad range of alternative investment strategies.

U.S. Trust Hedge Fund Management, Inc. serves as the investment advisor of the Company (the "Advisor"). The Advisor is a wholly-owned subsidiary of U.S. Trust Corporation, and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The Advisor is responsible for developing, implementing and supervising the investment program and providing day-to-day management services.

The Advisor has retained AIG Global Investment Corp., an indirect wholly-owned subsidiary of American International Group, Inc., to serve as the investment manager (the "Manager"). The Manager is responsible for Investment Fund selection and determining the portion of the Company's assets to be allocated to each Investment Fund, subject to the general supervision of the Advisor.

The Company's Board of Managers (the "Managers") has overall responsibility to manage and supervise the operations of the Company, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Company's business.

The Company was established to hold substantially all of the assets of Excelsior Absolute Return Fund of Funds, LLC and Excelsior Absolute Return Fund of Funds, Ltd., as Members. As of September 30, 2004, these members' ownership of the Company's members' equity - net assets were 88.10% and 11.90%, respectively.

                        Excelsior Absolute Return Fund of Funds Master Fund, LLC
                             Notes to Financial Statements (Unaudited) continued
--------------------------------------------------------------------------------
                                                              September 30, 2004
--------------------------------------------------------------------------------

1. Organization (continued)

Member subscriptions may be accepted as of the first day of each calendar quarter, or at such times as the Managers may determine. The Managers reserve the right to reject any application for interests in the Company. The Company may, from time to time, offer to repurchase interests from members pursuant to written tenders by members. These repurchases will be made at such times and on such terms as may be determined by the Managers, in their sole discretion, subject to the liquidity of the Company's assets and other factors considered by the Managers. The Advisor expects that, generally, it will recommend to the Managers that the Company offer to repurchase interests from members as of December 31, 2004, and thereafter, twice in each year, at June 30th and December 31st. Members can only transfer or assign their Company interests under certain limited circumstances or with the written consent of the Managers, which may be withheld in their sole discretion.

2. Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Management believes that the estimates utilized in preparing the Company's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

a. Portfolio Valuation

The net asset value of the Company is determined by, or at the direction of, the Advisor as of the close of business at the end of any fiscal period (as defined in the Company's Limited Liability Company Agreement), in accordance with the valuation principles set forth below, or as may be determined from time to time pursuant to policies established by the Managers.

Ordinarily, the Company's investments in Investment Funds are carried at fair value as determined by the Company's pro-rata interest in the net assets of each Investment Fund as reported by the Investment Manager who determines the value of the Investment Fund's net assets. The values of the Investment Funds' net assets are determined in accordance with their valuation policies as described in their respective offering memoranda or operating agreements. All valuations utilize financial information supplied by the Investment Manager of each Investment Fund and are net of management and performance incentive fees or allocations pursuant to the Investment Funds' agreements.

                        Excelsior Absolute Return Fund of Funds Master Fund, LLC
                             Notes to Financial Statements (Unaudited) continued
--------------------------------------------------------------------------------
                                                              September 30, 2004
--------------------------------------------------------------------------------

2. Significant Accounting Policies (continued)

a. Portfolio Valuation (continued)

As a general matter, the fair value of the Company's interest in an Investment Fund will represent the amount that the Advisor could reasonable expect to receive from the Investment Fund if the Company's interest were redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Advisor believes to be reliable. The Advisor or, in certain cases, the Managers, will consider such information, and may conclude in certain circumstances that the information provided by an Investment Fund's manager does not represent the fair value of the Company's interests in an Investment Fund. Following procedures adopted by the Managers, and in the absence of specific transaction activity in interests in a particular Investment Fund, the Company could consider whether it was appropriate, in light of all relevant circumstances, to value such a position at the Investment Fund's net asset value as reported at the time of valuation, or whether to adjust such value to reflect a premium or discount to net asset value. Any such decision must be made in good faith, and subject to the review and supervision of the Managers. Because of the inherent uncertainty of valuation, the values of the Company's investments may differ significantly from the values that would have been used had a ready market for the investments held by the Company been available.

Distributions received from Investment Funds, whether in the form of cash or securities, are applied first as a reduction of the investment's cost and, if any, any excess as a realized gain from investments in investment fund.

b. Company Expenses

The Company bears certain expenses incurred in its business, including, but not limited to, the following: fees paid directly or indirectly to the Investment Managers of the Investment Funds, all costs and expenses directly related to portfolio transactions and positions for the Company's account; legal fees; accounting and auditing fees; custodial fees; fees paid to the Company's administrator; costs of insurance; advisory fees; travel and related expenses of the Managers; all costs with respect to communications regarding the Company's transactions among the Advisor and any custodian or other agent engaged by the Company; and other types of expenses approved by the Managers.

                        Excelsior Absolute Return Fund of Funds Master Fund, LLC
                             Notes to Financial Statements (Unaudited) continued
--------------------------------------------------------------------------------
                                                              September 30, 2004
--------------------------------------------------------------------------------

2. Significant Accounting Policies (continued)

c. Income Taxes

As a limited liability company, no provision for the payment of Federal, state or local income taxes has been provided by the Company since each member is individually required to report on its own tax return its share of the Company's taxable income or loss. The Company has a tax year end of December 31.

For the period from April 1, 2004 to September 30, 2004, the Company reclassified $910,907 from accumulated net investment loss to capital subscriptions - net. This reclassification was a result of permanent book-to-tax differences to reflect, as an adjustment to net capital subscribed, the amounts of taxable income or loss that have been allocated to the Company's members and had no effect on net assets.

Net investment income or loss and net realized and unrealized gain or loss from investments of the Company for each fiscal period are allocated among, and credited to or debited against, the capital accounts of all members as of the last day of the fiscal period in accordance with each member's respective investment percentages for the fiscal period, as defined in the Company's Limited Liability Company Agreement.

d. Other

Cash and cash equivalents consist of monies invested in a PFPC interest-bearing account. Interest income is recorded on the accrual basis.

3. Advisory Fee, Related Party Transactions and Other

The Company pays the Advisor a quarterly advisory fee at an annual rate of 1%, based on the Company's net assets on the first business day of each month, after adjustments for any subscriptions effective on that date. For the period from April 1, 2004 to September 30, 2004, the advisory fee was $831,578, of which $489,608 was payable as of September 30, 2004.

                        Excelsior Absolute Return Fund of Funds Master Fund, LLC
                             Notes to Financial Statements (Unaudited) continued
--------------------------------------------------------------------------------
                                                              September 30, 2004
--------------------------------------------------------------------------------

3. Advisory Fee,  Related  Party  Transactions  and Other (continued)

The Advisor paid $62,305 of certain reimbursable operating expenses on behalf of the Company for the period from April 1,2004 to September 30, 2004, of which all is payable to the Advisor as of September 30, 2004.

4. Financial Instruments with Off-Balance Sheet Risk

In the normal course of business, the Investment Funds in which the Company invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These may include, but are not limited to, short selling activities, writing option contracts, contracts for differences and equity swaps. However, as a result of the investments by the Company as a limited partner or member, the Company's liability with respect to its investments in the Investment Funds is limited to the net asset value of its interest in each Investment Fund.

5. Investments in Investment Funds

As of September 30, 2004, the Company had investments in twenty-five Investment Funds, none of which were affiliates, as defined by the 1940 Act. An affiliate is a fund in which the Company has ownership of over 5% of the fund's voting securities. The Company has waived its voting rights for all investments in Investment Funds. The agreements related to investments in Investment Funds provide for compensation to the general partners/managers of the Investment Funds in the form of management fees of 1.0% to 2.0% (per annum) of net assets and incentive fees or allocations ranging from 20% to 25% of net profits earned. The Investment Funds provide for periodic redemptions, with lock-up provisions ranging from one month to one year from initial investment.

Aggregate purchases and proceeds of interests in Investment Funds for the period from April 1, 2004 to September 30, 2004 is $114,900,000 and $3,030,595,
respectively.

Advance investment in investment funds of $20,000,000 represents amounts transferred to Investment Funds prior to or as of September 30, 2004 and relates to the investments to be made effective October 1, 2004 pursuant to each Investment Fund's offering memorandum or member limited partnership agreement.

                        Excelsior Absolute Return Fund of Funds Master Fund, LLC
                             Notes to Financial Statements (Unaudited) continued
--------------------------------------------------------------------------------
                                                              September 30, 2004
--------------------------------------------------------------------------------

6. Financial Highlights

The following represents the ratios to average members' equity - net assets, total return and other supplemental information for the periods indicated:

                                                   For the           For the
                                                    period            period
                                                   April 1,         December 1,
                                                    2004-            2003 * -
                                                  September          March 31,
                                                  30, 2004             2004
                                                --------------------------------
Net assets, end of period                        $197,337,230      $ 83,029,523
Ratio of net investment loss to average
    members' equity - net assets (a) (c) (d)        (0.55)%           (0.54)%

Ratio of expenses to average members' equity
     - net assets (a) (c) (d)                         0.55%             0.54%

Portfolio turnover                                    1.97%               -
Total return (a) (b)                                (0.08)%             5.02%

*     Commencement of operations.
(a)   The ratios and total return are not annualized for the periods.
(b) Total return assumes a purchase of an interest in the Company on the first day and a sale of interest on the last day of the period.
(c)   Ratio doesn't reflect the Company's proportionate share of the net income
      (loss) and expenses, including incentive allocation, of the Investment Funds.
(d) Average members' equity - net assets is determined using the net assets at the end of each month during the period.

7. Subsequent Events

As of September 30, 2004, the Company received subscriptions from members in the amount of $21,405,000, which is reflected as members' interest received in advance on the Statement of Assets, Liabilities and Members' Equity - Net Assets. These subscriptions will become interests in the Company effective October 1, 2004. The Company also invested $20,000,000 in eight existing and two new Investment Funds as of October 1, 2004.

                        Excelsior Absolute Return Fund of Funds Master Fund, LLC
                             Notes to Financial Statements (Unaudited) continued
--------------------------------------------------------------------------------
                                                              September 30, 2004
--------------------------------------------------------------------------------

7. Subsequent Events (continued)

The Fund's Boards of Managers and Audit Committee, on October 28, 2004, terminated Ernst & Young, LLP ("E&Y") as the Funds' independent registered public accounting firm as a result of concerns regarding their independence at the time of the issuance of their report on the Fund's March 31, 2004 financial statements. These concerns are the result of certain real estate consulting services performed by E&Y on a contingent fee basis for Charles Schwab & Co., Inc., which is an affiliate of the Investment Adviser. During the period in which E&Y served as independent registered public accounting firm for the Fund, there was no disagreement between E&Y and the Fund on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures. The Fund has no reason to believe that the Fund's March 31, 2004 financial statements were not prepared in accordance with generally accepted accounting principles or that such financial statements do not fairly present, in all material respects, the financial condition of the Fund as of that date.

The Board and the Audit Committee engaged Deloitte & Touche LLP ("D&T") as the Fund's independent registered public accounting firm and D&T will perform a re-audit of the Fund's March 31, 2004 financial statements.

8. Guarantees

In the normal course of business, the Company enters into contracts that provide general indemnifications. The Company's maximum exposure under these arrangements is dependent on future claims that may be made against the Company, and therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

                        Excelsior Absolute Return Fund of Funds Master Fund, LLC
                             Notes to Financial Statements (Unaudited) continued
--------------------------------------------------------------------------------
                                                              September 30, 2004
--------------------------------------------------------------------------------

9. Company Management

Information pertaining to the Board of Managers and officers of the Company is set forth below:


                                                                                                                         Number of
                                                                                                                       Portfolios in
                            Position(s)     Term of Office                                                             Fund Complex
                           Held with the    and Length of                                                             Overseen by
Name, Address and Age         Company        Time Served       Principal Occupation During Past Five Years                Manager
------------------------------------------------------------------------------------------------------------------------------------
                                                  Disinterested Managers

Virginia G. Bonker         Manager          Term - Indefinite;  Partner, Blue Rock (8/95 to present; Also a manager          3
230 Lackwanna Dr.                           Length - since      of Excelsior Buyout Investors LLC and Excelsior
Andover, NJ 07821                           June 2003           Absolute Return Fund of Funds LLC.
Age 39

Jonathan B. Bulkeley       Manager          Term - Indefinite;  Non-Executive Chairman of ZXL, PLC ( 2/98 to present);       3
1133 5th Ave., Apt. 3                       Length - since      Chairman and CEO, Lifeminders (2/01 to 10/01); CEO,
New York, NY  10128                         June 2003           barnesandnoble.com (12/98 to 1/00); Managing Director
Age 43                                                          and V.P., AOL (3/93 to 12/98). Also a manager of
                                                                Excelsior Buyout Investors LLC and Excelsior Absolute
                                                                Return Fund of Funds LLC.

Thomas F. McDevitt         Manager          Term - Indefinite;  Managing Partner, Edgewood Capital Partners (5/02 to         3
1055 Summer St.                             Length - since      present); Managing Director, Societe Generale (6/98 to
Stamford, CT  06905                         June 2003           3/02); Founder and Partner, Meenan, McDevitt & Co.
Age 47                                                          (5/91 to 5/98).  Also a manager of Excelsior Buyout
                                                                Investors LLC and Excelsior Absolute Return Fund of
                                                                Funds LLC.

                                                  Interested Manager
Douglas Lindgren*          Principal        Term - Indefinite;  Chair of U.S. Trust's Alternative Investments                 7
U.S. Trust Company         Executive        Length - since      Division, Managing Director and Senior V.P. of
225 High Ridge Road        Manager          July 2003           U.S. Trust (4/95 to present).  Also a manager of
Stamford, CT  06905                                             Excelsior Buyout Investors LLC and Excelsior
Age 44                                                          Absolute Return Fund of Funds LLC.


 * Manager is an "interested person" (as defined by the 1940 Act) of the Fund because of his affiliation with the Advisor and its affiliates.

                        Excelsior Absolute Return Fund of Funds Master Fund, LLC
                             Notes to Financial Statements (Unaudited) continued
--------------------------------------------------------------------------------
                                                              September 30, 2004
--------------------------------------------------------------------------------

9.     Company Management (continued)

                                                                                                                         Number of
                                                                                                                       Portfolios in
                            Position(s)     Term of Office                                                             Fund Complex
                           Held with the    and Length of                                                             Overseen by
Name, Address and Age         Company        Time Served       Principal Occupation During Past Five Years                Manager
------------------------------------------------------------------------------------------------------------------------------------
                                          Officers who are not Managers
Spencer Boggess            Chief Executive  Term - Indefinite;  Chief Executive Officer of U.S. Trust Hedge Fund             N/A
U.S. Trust Company         Officer          Length - since      Management, Inc. (7/04 to present); Portfolio
225 High Ridge Road                         July 2004           manager of Excelsior Directional Hedge Fund of
Stamford, CT 06905                                              Funds, LLC (7/03 to present); Senior V.P. and Co-
Age 37                                                          Director of Research of CTC Consulting, Inc. (10/00
                                                                to 6/03); Principal of Winston Partners (9/96 to
                                                                9/00).

Robert F. Aufenanger       Chief Financial  Term - Indefinite;  Chief Financial Officer of U.S. Trust's Alternative          N/A
U.S. Trust Company         Officer and      Length - since      Investments Division and Senior V.P. of U.S. Trust
225 High Ridge Road        Treasure         July 2003           (4/03 to present); Independent consultant to private
Stamford, CT  06905                                             equity funds (1/02 to 3/03); Chief Financial Officer,
Age 51                                                          Icon Holding Corp. (12/99 to 12/01); Chief Financial
                                                                Officer, Partnership Group, Merrill Lynch & Co., Inc.
                                                                (6/85 to 10/99).

Lee Gardella               Vice President   Term - Indefinite;  Senior Vice President and Vice President in U.S.             N/A
U.S. Trust Company                          Length - since      Trust's Alternative Investments Division (9/97 to
225 High Ridge Road                         Jund 2003           present); Vice President of Excelsior Private
Stamford, CT  06905                                             Equity Fund II, Inc. (10/97 to present) and Excelsior
Age 37                                                          Venture Partners III, LLC (5/00 to present).

Cynthia Englert            Secretary        Term - Indefinite;  V.P. of U.S. Trust (8/01 to present); Controller,             N/A
U.S. Trust Company                          Length - since      Whitney & Company (5/99 to 8/01); Financial analyst,
225 High Ridge Road                         June 2003           Greenwich Capital Markets (7/93 to 3/99).
Stamford, CT  06905
Age 40


All officers of the Fund are employees and/or officers of the Investment
Advisor.

The SAI (or Statement of Additional Information) includes additional information about the managers of the Fund and is available upon request.


ITEM 2.   CODE OF ETHICS.
-------------------------

Not applicable for semi-annual reports.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.
------------------------------------------

Not applicable for semi-annual reports.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.
------------------------------------------------

Not applicable for semi-annual reports.

ITEM  5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.
------------------------------------------------

Not applicable for semi-annual reports.

ITEM  6.  SCHEDULE OF INVESTMENTS.
----------------------------------

The Schedule of Investments is included as part of the report to members filed under Item 1 of this form.

ITEM  7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
---------------------------------------------------------------------------
MANAGEMENT INVESTMENT COMPANIES.
--------------------------------

Not applicable for semi-annual reports.

ITEM  8.  PURCHASE OF EQUITY SECURITIES BY CLOSE-END MANAGEMENT INVESTMENT
--------------------------------------------------------------------------
COMPANY AND AFFILIATED PURCHASERS.
----------------------------------

None

ITEM  9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
--------------------------------------------------------------

There have been no material changes to the procedures by which members may recommend nominees to the registrant's board of managers that would require disclosure since the registrant last submitted a response to this item.


ITEM 10.  CONTROLS AND PROCEDURES.
----------------------------------

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer and persons performing similar functions that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the persons that perform similar functions as the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 11.  EXHIBITS.
-------------------

(a)(1) Not applicable for semi-annual reports.


(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.

(a)(3) Not applicable to the registrant.

(b) Not applicable to the registrant.

SIGNATURES

    Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates as indicated.

(Registrant) Excelsior Absolute Return Fund of Funds, LLC
             ---------------------------------------------
By (Signature and Title)*   /s/ Douglas A. Lindgren
                         -------------------------------------------------
                           Douglas A. Lindgren, Principal Executive Officer
Date December 9, 2004
    -------------------

    Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates as indicated.

(Registrant) Excelsior Absolute Return Fund of Funds, LLC
             ---------------------------------------------
By (Signature and Title)*   /s/ Robert Aufenanger
                         ------------------------------------------------
                           Robert Aufenanger, Principal Financial Officer
Date December 9, 2004
    ------------------


* Print the name and title of each signing officer under his or her signature.